Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000124376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX)
Account Value		$ 12,245	$ 12,245	$ 12,245	$ 11,530	$ 11,290	$ 13,327	$ 12,627	$ 11,695	$ 10,666	$ 10,750	$ 10,391	$ 9,793	$ 9,700
Average Annual Return, Percent		2.98%	0.31%	2.05%
C000124376 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load
Average Annual Return, Percent		6.20%	0.92%	2.36%
C000124377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX)
Account Value		$ 11,722	$ 11,722	$ 11,722	11,121	10,975	13,061	12,470	11,632	10,684	10,848	10,571	10,023	10,000
Average Annual Return, Percent		4.41%	0.15%	1.60%
C000124377 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load
Average Annual Return, Percent		5.41%	0.15%	1.60%
C000124378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class I/CPUIX)
Account Value		$ 32,393	$ 32,393	$ 32,393	30,455	29,755	35,064	33,118	30,583	27,836	27,956	26,987	25,305	25,000
Average Annual Return, Percent		6.36%	1.16%	2.62%
C000195054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class Y/CPUYX)
Account Value		$ 1,299,118	$ 1,299,118	$ 1,299,118	1,220,796	1,191,950	1,403,674	1,324,865	1,222,898	1,112,618	1,118,235	1,079,495	1,012,201	1,000,000
Average Annual Return, Percent	[1],[2]	6.42%	1.22%	2.65%
C000142996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX)
Account Value		$ 11,993	$ 11,993	$ 11,993	11,332	10,947	11,245	10,999	10,834	10,428	10,315	10,025	9,857	9,747
Average Annual Return, Percent		3.20%	1.53%	1.83%
C000142996 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load
Average Annual Return, Percent		5.83%	2.05%	2.10%
C000142997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX)
Account Value		$ 11,425	$ 11,425	$ 11,425	10,877	10,586	10,960	10,802	10,719	10,395	10,355	10,138	10,040	10,000
Average Annual Return, Percent		4.04%	1.28%	1.34%
C000142997 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load
Average Annual Return, Percent		5.04%	1.28%	1.34%
C000142998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class I/ASDIX)
Account Value		$ 31,566	$ 31,566	$ 31,566	29,724	28,671	29,346	28,637	28,135	27,043	26,658	25,850	25,358	25,000
Average Annual Return, Percent		6.20%	2.33%	2.36%
Bloomberg Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Credit Bond Index
Account Value		$ 12,449	$ 12,449	$ 12,449	11,922	11,758	13,615	13,219	12,119	10,983	11,055	10,856	10,093	10,000
Average Annual Return, Percent		4.42%	0.54%	2.21%
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Account Value		$ 11,438	$ 11,438	$ 11,438	10,907	10,850	11,251	11,202	10,750	10,310	10,289	10,253	10,093	10,000
Average Annual Return, Percent		4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Account Value	[3]	$ 11,430	$ 11,430	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186	$ 10,000
Average Annual Return, Percent	[3]	2.63%	(0.23%)	1.35%

[1]	Class Y shares commenced operations on October 31, 2017.
[2]	The performance figures for Class Y include the performance for Class I for the periods prior to the start date of Class Y. Class I imposes higher expenses than Class Y.
[3]	New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.